Schedule of Note Receivable Related Party (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Less: allowance for doubtful accounts	$ 1,554,534	$ 1,192,340	$ 766,692
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Note receivable		2,770,700	248,095
Interest receivable		177,548
Less: accretion discount		56,475
Less: allowance for doubtful accounts		309,098	291,841
Notes receivable – net		$ 2,582,675	72,191
Interest receivable			$ 115,937